Leases - Summary of Break Up of Lease Liabilities Included in Consolidated Balance Sheet (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Quantitative Information About Lease Liabilities [Abstract]
Current lease liabilities	$ 111.3	₨ 8,140.0	₨ 8,141.8
Non-current lease liabilities	740.3	54,120.6	51,629.4
Total lease liabilities	$ 851.6	₨ 62,260.6	₨ 59,771.2